Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		¥ 1,594	$ 229	¥ 785
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		3,564	512	4,297
Amounts due to related parties, current:
Amounts due to related parties, current		2,231	320	1,727
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		3,846	552	4,360
Trip
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	96	14	58
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	49	7	12
Du Xiaoman
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	737	106	77
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[3]	3,391	487	3,884
Amounts due to related parties, current:
Amounts due to related parties, current	[4]	973	140	934
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	3,430	493	3,729
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	416	59	325
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[7]	173	25	413
Amounts due to related parties, current:
Amounts due to related parties, current	[8]	484	69	107
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[9]	6	1	0
Investee A [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[10],[11]	345	50	325
Amounts due to related parties, current:
Amounts due to related parties, current	[12]	476	68	488
Investee B [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[13]	249	36	186
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[14]	¥ 410	$ 58	¥ 631

[1]	The balances mainly represent amounts arising from services the Company provided to Trip.
[2]	The balances mainly represent amounts arising from services provided by Trip.
[3]	The balance represents long-term loans due from Du Xiaoman with interest rate ranging from 4.28% to 5.00% in 2018, and 0.00% to 0.50% in 2019, based on the agreement re-entered into in 2019, and amounts arising from services the Company provided to Du Xiaoman. In 2018, the Company provided long-term loan in the amount of RMB 500 million to Du Xiaoman, which were reclassified to current liability within one year as of December 31, 2019 with interest rate 5.00%.
[4]	The balance represents amount due to Du Xiaoman arising from services provided by Du Xiaoman to the Company in the ordinary course of business and for other unsettled payments, and loans provided by Du Xiaoman.
[5]	The balance represents mainly long-term loans provided by Du Xiaoman with interest rates ranging from 3.78% and 4.28%, respectively, and maturing at November 13, 2021 and August 24, 2023, respectively. In 2019, interest rates were revised to 0.00%.
[6]	The balances mainly represent amounts arising from services the Company provided to its investees in ordinary course of business.
[7]	The balance consists of amount due from the Company’s investees in the ordinary course of business.
[8]	The balances mainly represent amounts arising from services provided by the Company’s investees.
[9]	The balance represents mainly deferred revenue relating to the future services to be provided over 7 years by the Company to investees.
[10]	The balances mainly represent an interest-bearing loan provided to Investee A, which is an equity investee. The Company is in the process of acquiring the equity interest that it does not currently own for approximately US$300 million. If the transaction is completed, Investee A will become a subsidiary of the Company.
[11]	The balances mainly represent an interest-bearing loan provided to Investee A.
[12]	The balances mainly represent amounts arising from hardware products purchased from Investee A, and an interest-bearing loan provided by the Investee A.
[13]	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Investee B which is an equity method investment investee.
[14]	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Investee B.